STOCK COMPENSATION EXPENSE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income (loss)	$ (32,854)	$ (5,917)	$ (41,683)	$ (5,905)
Net income (loss) per share
Basic (in dollars per share)	$ (1.29)	$ (0.24)	$ (1.64)	$ (0.24)
Diluted (in dollars per share)	$ (1.29)	$ (0.24)	$ (1.64)	$ (0.24)
Number of shares used for computing
Basic (in shares)	25,421	25,157	25,418	25,085
Diluted (in shares)	25,421	25,157	25,418	25,085
Stock-based compensation (ASC 718)
Total	465	806	961	1,491
Net income (loss) before stock-based compensation	(32,389)	(5,111)	(40,722)	(4,414)
Net income (loss) before stock-based compensation per share
Basic (in dollars per share)	$ (1.27)	$ (0.20)	$ (1.60)	$ (0.18)
Diluted (in dollars per share)	$ (1.27)	$ (0.20)	$ (1.60)	$ (0.18)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Total	5	11	10	25
Research and Development [Member]
Stock-based compensation (ASC 718)
Total	180	283	372	537
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Total	$ 280	$ 512	$ 578	$ 929